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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2


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 1.    Name and address of issuer:
       Separate Account B
       Paragon Life Insurance Company
       100 South Brentwood
       St. Louis, MO 63105

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 2.    The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classesof securities of the issuer, check the box but do not list series or
       classes)              [X]

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 3.    Investment Company Act File Number: 811-7534

       Securities Act File Number: *33-58796 and 33-75778

       * The fee will be paid in filing 033-58796
       CIK Number: 0000897956

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 4(a). Last day of fiscal year for which this Form is filed: December 31, 2005

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 4(b). [_] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

 Note: If the Form is being filed late, interest must be paid on the registration fee due.

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 4(c). [_] Check box if this is the last time the issuer will be filing this
           Form.

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 5.    Calculation of registration fee:

       (i)    Aggregate sale price of securities
              sold during the fiscal year
              pursuant to section 24(f):                            $51,836,168
                                                                    -----------
       (ii)   Aggregate price of securities
              redeemed or repurchased during the
              fiscal year:                          $34,694,296
                                                    -----------
       (iii)  Aggregate price of securities
              redeemed or repurchased during any
              prior fiscal year ending
              no earlier than October 11, 1995
              that were not previously used to
              reduce registration fees
              payable to the Commission:            $         0
                                                    -----------
       (iv)   Total available redemption credits
              [add Items 5(ii) and 5(iii)]:                         $34,694,296
                                                                    -----------
       (v)    Net sales--if Item 5(i) is greater
              than Item 5(iv) [subtract
              Item 5(iv) from Item 5(i)]:                           $17,141,872
                                                                    -----------
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       (vi)   Redemption credits available for
              use in future years--if Item 5(i)
              is less than Item 5(iv)
              [subtract Item 5(iv) from Item
              5(i)]:                                $         0
                                                    -----------
       ---------------------------------------------------------

       (vii)  Multiplier for determining
              registration fee (See Instruction
              C.9):                                             x      .0001070
                                                                    -----------
       (viii) Registration fee due [multiply
              Item 5(v) by Item 5(vii)] (enter
              "0" if no fee is due):                            =   $     1,835
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 6.    Prepaid Shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or otherunits) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsoldat the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then statethat number here: 0.

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 7.    Interest due--if this Form is being filed
       more than 90 days after the end of the
       issuer's fiscal year (seeInstruction D):
                                                                +   $         0
                                                                    -----------
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 8.    Total of the amount of the registration fee due plus any
       interest due [line 5(viii) plus line 7]:
                                                                =   $     1,835
                                                                    ===========
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 9.    Date the registration fee and any interest payment was
       sent to the Commission's lockbox depository:
       March 21,2006
              Method of Delivery:

                      [_]  Wire Transfer
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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title) By: /S/ Matthew K. Duffy
                             --------------------------
                             Matthew K. Duffy:
                             Vice President and Chief
                             Financial Officer

Date: March 21, 2006


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